Other current financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Schedule of Other Current Financial Assets

(CHF in millions)	12/31/2025	12/31/2024

Not yet due	231.5	182.2
Past due 1 - 90 days	71.4	58.5
Past due 91 - 180 days	2.0	5.4
Past due > 181 days	6.2	10.8
Gross Carrying Amount	311.1	257.0
Expected credit loss	(5.7)	(10.7)
Trade receivables	305.3	246.2

(CHF in millions)	12/31/2025	12/31/2024

Credit cards	23.4	12.7
Deposits	19.9	18.1
Other current financial assets	15.9	25.5
Other current financial assets at amortized cost	59.2	56.4
Other current financial assets at fair value through profit and loss	—	—
Total other current financial assets	59.2	56.4